CVT
Investment Grade Bond Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 49,751
Total Asset-Backed Securities (identified cost $49,997)		$ 49,751

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	$1,275	$ 1,266,557
Total Commercial Mortgage-Backed Securities (identified cost $1,284,315)		$ 1,266,557

Corporate Bonds — 25.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 159,261
Barrick North America Finance LLC, 5.75%, 5/1/43	100	106,374
Dow Chemical Co., 4.375%, 11/15/42	100	88,210
LYB International Finance BV, 5.25%, 7/15/43	100	97,468
		$ 451,313
Communications — 2.2%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 185,821
5.45%, 3/1/47	1,000	1,016,489
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	116	115,842
Comcast Corp.:
2.937%, 11/1/56	98	64,109
4.00%, 3/1/48	50	41,926
4.15%, 10/15/28	100	100,184
Discovery Communications LLC, 4.125%, 5/15/29	200	189,156
Motorola Solutions, Inc., 2.30%, 11/15/30	250	220,695
NBCUniversal Media LLC, 4.45%, 1/15/43	123	112,926
T-Mobile USA, Inc., 3.50%, 4/15/25	250	248,262
Verizon Communications, Inc., 2.875%, 11/20/50	150	101,828
Walt Disney Co., 5.40%, 10/1/43	100	105,015
		$2,502,253
Consumer, Cyclical — 1.4%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$231,388
Dollar General Corp., 4.125%, 4/3/50	200	156,161
General Motors Co., 5.00%, 4/1/35	500	484,755
Lowe's Cos., Inc., 5.625%, 4/15/53	150	156,262
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Starbucks Corp., 3.75%, 12/1/47	$250	$ 200,345
VF Corp., 2.95%, 4/23/30	225	197,585
WarnerMedia Holdings, Inc.:
4.279%, 3/15/32	75	66,650
5.141%, 3/15/52	200	154,378
		$ 1,647,524
Consumer, Non-cyclical — 4.6%
AbbVie, Inc., 3.20%, 11/21/29	$300	$ 286,968
Alcon Finance Corp., 3.00%, 9/23/29(2)	350	330,102
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	1,000	958,539
Block Financial LLC, 3.875%, 8/15/30	150	143,533
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	250	243,538
CVS Health Corp., 4.30%, 3/25/28	110	109,725
CVS Pass-Through Trust, 6.036%, 12/10/28	39	39,608
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	367,618
Global Payments, Inc., 2.15%, 1/15/27	200	190,676
HCA, Inc., 5.90%, 6/1/53	200	208,778
Kroger Co., 3.875%, 10/15/46	250	201,150
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	93,176
Molson Coors Beverage Co., 5.00%, 5/1/42(3)	100	97,969
Pfizer, Inc., 4.40%, 5/15/44	500	475,766
Quanta Services, Inc., 2.90%, 10/1/30	200	184,226
Solventum Corp., 5.90%, 4/30/54(2)	200	207,324
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	76,813
Sysco Corp., 5.95%, 4/1/30	250	268,493
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	287,458
Triton Container International Ltd., 2.05%, 4/15/26(2)	300	287,098
Viatris, Inc., 2.30%, 6/22/27	250	235,631
Zoetis, Inc., 4.70%, 2/1/43	100	95,316
		$5,389,505
Energy — 2.9%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$194,219
Colonial Pipeline Co., 6.58%, 8/28/32(2)	100	109,670
HF Sinclair Corp., 5.875%, 4/1/26	1,000	1,014,576
Northern Natural Gas Co., 3.40%, 10/16/51(2)	327	233,296
Shell International Finance BV:
4.125%, 5/11/35	1,100	1,069,478
4.55%, 8/12/43	100	94,321
TransCanada PipeLines Ltd., 4.875%, 1/15/26	550	552,530
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	90,931
		$3,359,021
Financial — 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$188,990
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	239,740
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	156,960

CVT
Investment Grade Bond Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	$500	$ 453,649
2.687% to 4/22/31, 4/22/32(4)	200	178,444
4.244% to 4/24/37, 4/24/38(4)	250	237,069
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	950,832
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	495,196
5.50%, 9/13/25	80	80,509
EPR Properties, 4.50%, 6/1/27	200	197,136
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(4)	500	433,846
6.75%, 10/1/37	100	115,200
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)(4)	400	364,256
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	250	229,207
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(4)	300	221,847
5.717% to 9/14/32, 9/14/33(4)	500	530,342
Kimco Realty OP LLC, 4.45%, 9/1/47	200	173,306
MetLife, Inc., 4.875%, 11/13/43	100	98,382
Morgan Stanley, 5.00%, 11/24/25(5)	150	150,782
NNN REIT, Inc., 5.60%, 10/15/33	100	104,808
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	130,877
PNC Bank NA, 2.70%, 10/22/29	250	229,102
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	935,116
Simon Property Group LP, 2.65%, 7/15/30	150	137,609
U.S. Bancorp, 3.10%, 4/27/26(3)	250	245,561
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(4)	250	245,269
5.389% to 4/24/33, 4/24/34(4)	250	259,422
Westpac Banking Corp., 3.35%, 3/8/27	200	197,310
		$7,980,767
Industrial — 3.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$547,030
Boeing Co.:
2.196%, 2/4/26	300	289,009
3.20%, 3/1/29	150	138,896
4.875%, 5/1/25	100	99,638
5.15%, 5/1/30	100	100,274
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	187,759
Carrier Global Corp., 3.577%, 4/5/50	127	100,203
Cummins, Inc., 4.875%, 10/1/43	100	98,540
Deere & Co., 6.55%, 10/1/28	250	273,742
Flex Ltd.:
4.75%, 6/15/25	250	249,408
4.875%, 5/12/30	250	250,491
GATX Corp., 3.25%, 9/15/26	400	391,536
Lennox International, Inc., 1.70%, 8/1/27	300	280,278
Parker-Hannifin Corp., 3.25%, 3/1/27	200	195,908
Roper Technologies, Inc., 2.95%, 9/15/29	250	234,805
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
RTX Corp., 4.50%, 6/1/42	$100	$ 93,082
United Parcel Service, Inc., 6.20%, 1/15/38	250	286,170
		$ 3,816,769
Technology — 1.7%
Broadcom, Inc.:
3.137%, 11/15/35(2)	$500	$ 427,762
3.419%, 4/15/33(2)	200	181,786
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	260,481
Intel Corp., 4.875%, 2/10/28	200	202,149
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	324,404
Oracle Corp.:
2.65%, 7/15/26	150	145,856
3.60%, 4/1/50	400	304,785
Vmware LLC, 2.20%, 8/15/31	200	171,846
		$2,019,069
Utilities — 1.8%
DTE Electric Co., 2.25%, 3/1/30	$300	$272,995
Duke Energy Corp., 3.15%, 8/15/27	500	485,950
Indianapolis Power & Light Co., 5.70%, 4/1/54(2)	350	373,113
PacifiCorp, 4.10%, 2/1/42	100	85,916
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	875,263
		$2,093,237
Total Corporate Bonds (identified cost $31,017,876)		$29,259,458

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico Government International Bonds, 5.55%, 1/21/45(3)	$500	$ 478,194
Total Sovereign Government Bonds (identified cost $497,829)		$ 478,194

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 991,460
Total Taxable Municipal Obligations (identified cost $995,876)		$ 991,460

CVT
Investment Grade Bond Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 3.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Banks, 0.50%, 4/14/25	$1,000	$ 979,831
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32(3)	850	992,371
6.75%, 3/15/31	1,000	1,172,101
Federal National Mortgage Association, 0.875%, 8/5/30(3)	1,200	1,022,894
Total U.S. Government Agencies and Instrumentalities (identified cost $4,326,904)		$ 4,167,197

U.S. Government Agency Mortgage-Backed Securities — 26.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,429	$ 5,415,573
2.50%, with various maturities to 2051	2,099	1,888,191
3.00%, with various maturities to 2052	1,231	1,117,361
3.50%, with various maturities to 2048	333	321,802
4.00%, with various maturities to 2052	673	654,950
4.50%, with various maturities to 2044	465	468,262
5.00%, with various maturities to 2040	343	352,498
6.00%, with various maturities to 2040	27	28,923
6.50%, 10/1/37	12	12,758
Federal National Mortgage Association:
1.50%, 9/1/35	457	410,782
2.00%, with various maturities to 2051	4,377	3,750,137
2.50%, with various maturities to 2052	4,181	3,710,250
3.00%, with various maturities to 2052	4,823	4,406,247
3.50%, with various maturities to 2052	2,907	2,752,257
4.00%, with various maturities to 2047	1,038	1,015,925
4.50%, with various maturities to 2044	744	750,463
5.00%, with various maturities to 2034	34	35,550
5.50%, with various maturities to 2038	154	158,925
6.00%, with various maturities to 2038	136	141,119
6.50%, 9/1/36	10	10,311
7.206%, (1 yr. RFUCCT + 1.456%), 9/1/38(6)	41	42,038
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,497	2,192,806
3.00%, 3/20/51	298	272,678
4.00%, with various maturities to 2042	455	446,979
4.50%, 7/20/33	35	35,000
5.00%, with various maturities to 2039	183	186,708
5.50%, 7/20/34	21	21,423
6.00%, with various maturities to 2038	116	121,405
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $34,093,691)		$30,721,321

U.S. Treasury Obligations — 41.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 327,715
1.375%, 8/15/50	1,000	551,172
1.625%, 11/15/50	800	470,719
1.875%, 2/15/51	1,600	1,002,969
2.00%, 8/15/51	800	515,516
2.25%, 8/15/49	650	450,557
2.375%, 5/15/51	875	617,610
2.50%, 2/15/45	1,000	764,609
3.00%, 5/15/47	1,000	818,496
3.125%, 11/15/41	1,000	884,062
3.125%, 8/15/44	1,600	1,364,937
3.125%, 5/15/48	750	623,159
3.625%, 2/15/53	325	295,610
3.75%, 11/15/43	1,400	1,317,531
3.875%, 8/15/40	500	492,930
4.375%, 11/15/39	250	261,626
4.375%, 5/15/41	700	730,680
4.50%, 5/15/38	400	426,266
U.S. Treasury Notes:
0.375%, 4/30/25	800	782,101
0.375%, 11/30/25	2,000	1,921,328
0.375%, 1/31/26	1,500	1,433,730
0.375%, 7/31/27	300	274,418
0.50%, 8/31/27	750	686,807
0.625%, 5/15/30	300	254,818
0.625%, 8/15/30	1,000	842,949
0.875%, 11/15/30	250	212,817
1.125%, 2/29/28	500	461,016
1.125%, 8/31/28	200	182,219
1.125%, 2/15/31	1,100	946,193
1.25%, 4/30/28	1,950	1,798,646
1.25%, 9/30/28	150	137,095
1.25%, 8/15/31	1,300	1,110,434
1.50%, 8/15/26	200	192,234
1.50%, 11/30/28	1,350	1,242,211
1.50%, 2/15/30	1,400	1,257,375
1.625%, 9/30/26	800	769,406
1.75%, 1/31/29	350	324,529
1.875%, 7/31/26	1,500	1,452,539
2.00%, 2/15/25	1,500	1,486,118
2.25%, 11/15/24	2,000	1,993,606
2.25%, 3/31/26	1,000	978,242
2.25%, 2/15/27	2,400	2,326,312
2.25%, 11/15/27	2,850	2,739,395
2.625%, 2/15/29	1,200	1,154,016

CVT
Investment Grade Bond Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.75%, 8/15/32	$825	$ 771,117
2.875%, 5/15/28	425	414,923
2.875%, 8/15/28	300	292,424
2.875%, 5/15/32	1,075	1,016,463
3.00%, 7/15/25	600	595,161
3.125%, 11/15/28	1,150	1,130,122
3.50%, 4/30/30	500	497,305
3.50%, 2/15/33	650	638,803
3.75%, 8/31/26	500	500,762
3.75%, 5/31/30	650	654,393
3.875%, 3/31/25	300	299,286
3.875%, 12/31/29	100	101,316
3.875%, 8/15/33	400	403,328
4.125%, 11/15/32	1,175	1,208,965
4.50%, 11/15/33	400	422,516
4.875%, 10/31/30	200	213,504
Total U.S. Treasury Obligations (identified cost $51,369,624)		$48,037,106

Short-Term Investments — 2.9%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(7)	1,067,999	$ 1,067,999
Total Affiliated Fund (identified cost $1,067,999)		$ 1,067,999
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(8)	2,320,989	$ 2,320,989
Total Securities Lending Collateral (identified cost $2,320,989)		$ 2,320,989
Total Short-Term Investments (identified cost $3,388,988)		$ 3,388,988
Total Investments — 101.4% (identified cost $127,025,100)		$118,360,032
Other Assets, Less Liabilities — (1.4)%		$ (1,617,706)
Net Assets — 100.0%		$116,742,326

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $2,150,151 or 1.8% of the Fund's net assets.
(3)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $2,757,085 and the total market value of the collateral received by the Fund was $2,842,590, comprised of cash of $2,320,989 and U.S. government and/or agencies securities of $521,601.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2024.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(8)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2024.

CVT
Investment Grade Bond Index Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2024, the value of the Fund's investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,218,781, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 149,878	$ —	$ —	$ —	$1,285	$ 150,782	$ 5,243	$ 150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,338,640	15,527,491	(15,798,132)	—	—	1,067,999	41,218	1,067,999
Total				$ —	$1,285	$1,218,781	$46,461

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$49,751	$ —	$49,751
Commercial Mortgage-Backed Securities	—	1,266,557	—	1,266,557
Corporate Bonds	—	29,259,458	—	29,259,458
Sovereign Government Bonds	—	478,194	—	478,194
Taxable Municipal Obligations	—	991,460	—	991,460
U.S. Government Agencies and Instrumentalities	—	4,167,197	—	4,167,197
U.S. Government Agency Mortgage-Backed Securities	—	30,721,321	—	30,721,321
U.S. Treasury Obligations	—	48,037,106	—	48,037,106
Short-Term Investments:
Affiliated Fund	1,067,999	—	—	1,067,999
Securities Lending Collateral	2,320,989	—	—	2,320,989
Total Investments	$3,388,988	$114,971,044	$ —	$118,360,032
For  information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.